UNAUDITED CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
REVENUES
Time charter revenues (note 9a)	$ 20,533	$ 22,710	$ 42,015	$ 46,888
Net pool revenues (note 9a)	20,518	15,493	50,681	31,591
Voyage charter revenues	3,382	2,433	4,378	4,283
Interest income from investment in term loans (note 3)		2,856	9,118	5,683
Total revenues	44,433	43,492	106,192	88,445
OPERATING EXPENSES
Voyage expenses (note 9a)	3,612	2,449	5,051	5,362
Vessel operating expenses (note 9a)	23,585	24,832	46,379	47,886
Time-charter hire expenses	1,112	1,951	2,164	3,937
Depreciation and amortization	12,425	11,921	24,927	23,785
General and administrative (note 9a)	3,163	3,362	6,355	6,923
Loss provision on investment in term loans (note 3)		4,511		4,511
(Gain) loss on sale of vessels (note 10)	(9,955)		(9,955)	71
Total operating expenses	33,942	49,026	74,921	92,475
Income from operations	10,491	(5,534)	31,271	(4,030)
OTHER ITEMS
Interest expense	(2,274)	(2,604)	(4,621)	(5,115)
Interest income	60	20	198	24
Realized and unrealized (loss) gain on derivative instruments (note 6)	(3,614)	2,748	(1,970)	1,982
Equity income (loss) (note 4)	15	(167)	2,609	(168)
Other (expenses) income (note 4b)	(89)	(187)	3,534	(370)
Total other items	(5,902)	(190)	(250)	(3,647)
Net income (loss)	$ 4,589	$ (5,724)	$ 31,021	$ (7,677)
Per common share amounts (note 11)
- Basic earnings (loss) attributable to stockholders of Teekay Tankers	$ 0.05	$ (0.07)	$ 0.37	$ (0.09)
- Diluted earnings (loss) attributable to stockholders of Teekay Tankers	$ 0.05	$ (0.07)	$ 0.37	$ (0.09)
- Cash dividends declared	$ 0.03	$ 0.03	$ 0.06	$ 0.06
Weighted-average number of Class A and Class B common shares outstanding (note 11)
- Basic	83,676,425	83,591,030	83,646,230	83,591,030
- Diluted	83,966,874	83,591,030	83,962,395	83,591,030